Income Tax Expense - Components of Provision for Income Tax (Expense) Recovery (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Income Tax Disclosure [Abstract]
Current	$ (4,283)	$ (4,082)	$ (5,945)	$ (8,712)
Deferred	756	2,659	(601)	6,213
Income tax expense	$ (3,527)	$ (1,423)	$ (6,546)	$ (2,499)